Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Minimum Rental Under Non-cancelable Operating Leases
Years ending December 31,

2015	$12,673
2016	9,649
2017	6,372
2018	1,450
2019	488
2020 and thereafter	66
$30,698